Intangible Assets Including Goodwill (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Future amortization expense, by year
2014	$ 1,267
2015	884
2016	660
2017	477
2018	322
Capitalized Software
Future amortization expense, by year
2014	484
2015	247
2016	64
Acquired Intangibles
Future amortization expense, by year
2014	784
2015	637
2016	595
2017	477
2018	$ 322